Investments in associates	12 Months Ended
Dec. 31, 2024
Investments In Associates
Investments in associates

18. Investments in associates

	As of December 31, 2024							Year ended on December 31, 2024
Company	Equity interest (i)	Shareholding interest with voting rights (iii)	Investment (iv)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Associates net income (loss) for the year

Tyme (ii)	18%	0%	99,365	1,201	218,846	14,447	-	(36,600)
(i)	The Group holds 18% equity interest in the holding company Tyme Group Pte Ltd from Singapore. The Indirect equity interest in the Tyme Group as a whole, is equivalent to 10%.
(ii)	Tyme is the holding company which has investments in Tyme Bank Holdings (South Africa operation) and Tyme Investments (Southeast Asia operation) as described in note 1.
(iii)	Even though Nu has no voting rights, all Series D preferred shares acquired by the Group may be converted into shares with voting rights at any time at Nu's election.
(iv)	The total investment in Tyme Group was US$150,000, of which US$99,365 referred to investments in associates and the remaining is related to derivatives, such as call options and warrants recorded at fair value, enabling Nu to acquire additional equity interest in the future. The derivatives are presented in note 20.